Equity (Details) - Schedule of Share Capital - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Ordinary shares with no par value, Authorized	142,487	142,487
Ordinary shares with no par value, Issued and outstanding	11,853	8,879